Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2020	Mar. 27, 2020	Jun. 30, 2019
Income tax percentage	21.00%		21.00%
Income tax benefit	$ (134,728)		$ (115,437)
Unrecognized tax benefits
Changes in unrecognized tax benefits
U.S [Member]
Net operating loss carry forwards	8,977,683
Australia [Member]
Net operating loss carry forwards	20,194,901
Income tax benefit
CARES Act [Member]
Income tax percentage description		The CARES Act, among other things, permits NOL carryovers and carrybacks to offset 100% of taxable income for taxable years beginning before 2021.